Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Revenue Recognition

Revenue Recognition

Our principal sources of revenue are derived from product sales of manufactured glass and aluminum products. Revenue is recognized when (i) persuasive evidence of an arrangement exists in the form of a signed purchase order or contract, (ii) delivery has occurred per contracted terms, (iii) fees and prices are fixed and determinable, and (iv) collectability of the sale is reasonably assured. All revenue is recognized net of discounts, returns and allowances. Delivery to the customer is deemed to have occurred when the title is passed to the customer. Generally, title passes to the customer upon shipment, but title transfer may occur when the customer receives the product based on the terms of the agreement with the customer.

Revenues from fixed price contracts, which amount to approximately 16% and 20% of the Company’s sales for the six months ended June 30, 2016 and 2015, respectively, and are recognized using the percentage-of-completion method, measured by the percentage of costs incurred to date to total estimated costs for each contract. Revenues recognized in advance of amounts billable pursuant to contracts terms are recorded as unbilled receivables on uncompleted contracts based on work performed and costs to date. Unbilled receivables on uncompleted contracts are billable upon various events, including the attainment of performance milestones, delivery and installation of products, or completion of the contract. Revisions to cost estimates as contracts progress have the effect of increasing or decreasing expected profits each period. Changes in contract estimates occur for a variety of reasons, including changes in contract scope, estimated revenue and estimated costs to complete. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in contract performance and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined and have not had a material effect on the Company’s financial statements.

Revenue Recognition

Our principal sources of revenue are derived from product sales of manufactured glass and aluminum products. Revenue is recognized when (i) persuasive evidence of an arrangement exists in the form of a signed purchase order or contract, (ii) delivery has occurred per contracted terms, (iii) fees and prices are fixed and determinable, and (iv) collectability of the sale is reasonably assured. All revenue is recognized net of discounts, returns and allowances. Delivery to the customer is deemed to have occurred when the title is passed to the customer. Generally, title passes to the customer upon shipment, but title transfer may occur when the customer receives the product based on the terms of the agreement with the customer.

Revenues from fixed price contracts, which amount to approximately 22% of the Company’s sales for the year ended December 31, 2015 are recognized using the percentage-of-completion method, measured by the percentage of costs incurred to date to total estimated costs for each contract. Revenues recognized in advance of amounts billable pursuant to contracts terms are recorded as unbilled receivables on uncompleted contracts based on work performed and costs to date. Unbilled receivables on uncompleted contracts are billable upon various events, including the attainment of performance milestones, delivery and installation of products, or completion of the contract. Revisions to cost estimates as contracts progress have the effect of increasing or decreasing expected profits each period. Changes in contract estimates occur for a variety of reasons, including changes in contract scope, estimated revenue and estimated costs to complete. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in contract performance and estimated profitability may result in revisions to costs and income and are recognized in the period in which the revisions are determined and do not have a material effect on the Company’s financial statements.

Property, Plant And Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Significant improvements and renewals that extend the useful life of the asset are capitalized. Interest incurred while acquired property is under construction and installation are capitalized. Repairs and maintenance are charged to expense as incurred. When property is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any related gains or losses are included in income as a reduction to, or increase in operating expenses. Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Property, Plant and Equipment

Property, plant and equipment are recorded at cost. Significant improvements and renewals that extend the useful life of the asset are capitalized. Interest caused while acquired property is under construction and installation are capitalized. Repairs and maintenance are charged to expense as incurred. When property is retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any related gains or losses are included in income as a reduction to or increase in selling, general and administrative expenses. Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

The Company also records within fixed assets all the underlying assets of a capital lease. Initial recognition of these assets are done at the present value of all future lease payments. A capital lease is a lease in which the lessor transferred substantially all of the benefits and risks associated with the ownership of the property.

Earnout Shares Liability

Earnout shares liability

In accordance with ASC 815 - Derivatives and hedging, the Company’s EBITDA/Ordinary Share Price Shares (“Earnout Shares”) are not considered indexed to the Company’s own stock and therefore are accounted for as a liability with fair value changes being recorded in the condensed consolidated statements of operations and comprehensive income. This liability is subject to re-measurement at each balance sheet date and adjusted at each reporting period until released or until the expiration of the liability on December 31, 2016 under the governing agreement, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations.

When the earnout shares are released from the escrow account upon achievement of the conditions set forth in the earnout share agreement, the Company records the fair value of the released shares out of the earnout share liability and into common stock and additional paid-in capital within the shareholders equity section of the Company’s condensed consolidated balance sheet.

Earnout shares liability

In accordance with ASC 815 — Derivatives and hedging , the earnout shares are not considered indexed to the Company’s own stock and therefore are accounted for as a liability with fair value changes being recorded in the consolidated statements of operations and comprehensive income. Earnout shares are released from the escrow account upon achievement of the conditions set forth in the earnout share agreement. At this time the shares are recorded out of the earnout share liability and into common stock and additional paid in capital within the shareholders equity section of the Company’s consolidated balance sheets.

Warrant Liability

Warrant liability

The Company accounts for the warrants against its ordinary shares as a derivative liability. The Company classifies the warrant instrument as a liability at its fair value because the warrants do not meet the criteria for equity treatment under guidance contained in ASC 815-40-15-7D. This liability is subject to re-measurement at each balance sheet date and adjusted at each reporting period until the warrants are exercised by warrant holder or they expire, and any change in fair value is recognized in the Company’s condensed consolidated statement of operations.

The Company determines the fair value of warrant liability at each reporting period using the Binomial Lattice options pricing model. In general, the inputs used are unobservable and the fair value measurement of the warrant liability is classified as a Level 3 measurement under guidance for fair value measurements hierarchy of categorization to reflect the level of judgment and observability of the inputs involved in estimating fair values. Refer to Note 12 for additional details about the Company’s warrants.

When the warrants are exercised for ordinary shares, the Company remeasures the fair value of the exercised warrants as of the date of exercise using the over-the-counter fair market value and records the change in fair value from the last reporting date to the date of exercise in the Company’s condensed consolidated statement of operations. The fair value of the exercised warrants on the date of exercise is recorded as a charge to additional paid-in capital in shareholders’ equity.

Warrant liability

An aggregate 9,200,000 warrants were issued as a result of the Public Offering, the Private Placement and the Merger. Of the aggregate total, 4,200,000 warrants were issued in connection with the Public Offering (“IPO Warrants”), 4,800,000 warrants were issued in connection with the Private Placement (“Insider Warrants”), and 200,000 warrants were issued upon conversion of a promissory note at the closing of the Merger (“Working Capital Warrants”). The Company classifies the warrant instruments as a liability at their fair value because the warrants do not meet the criteria for equity treatment under guidance contained in ASC 815-40-15-7D. The aggregate liability is subject to re-measurement at each balance sheet date and adjusted at each reporting period until exercised or expired, and any change in fair value is recognized in the Company’s consolidated statement of operations.

When the warrants are exercised for ordinary shares, the Company re-measures the fair value of the exercised warrants as of the date of exercise using available fair value methods and records the change in fair value in the consolidated statement of operations, and records the fair value of the exercised warrants as additional paid in capital in the shareholders equity section of the Company’s consolidated balance sheet.

Following the SEC’s Notice of Effectiveness dated June 16, 2014 of the Company’s registration statement on Form S-1 that registered the IPO Warrants and the Working Capital Warrants, an aggregate of 2,428,494 Warrants have been exercised as of December 31, 2015. See more about the Company’s registration statement at Note 16.

Income Taxes

Income Taxes

The Company’s operations in Colombia are subject to the taxing jurisdiction of the Republic of Colombia. Tecnoglass LLC and Tecnoglass RE LLC are subject to the taxing jurisdiction of the United States. TGI and Tecnoglass Holding are subject to the taxing jurisdiction of the Cayman Islands.

The Company recognizes deferred tax assets and liabilities for the expected impact of differences between the financial statements and tax bases of assets and liabilities and for the expected future tax benefit to be derived from tax losses and tax credit carry forwards if any.

The Company believes that its income tax positions and deductions used in its tax filings would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

Income Taxes

The Company’s operations in Colombia are subject to the taxing jurisdiction of the Republic of Colombia. Tecnoglass LLC and Tecnoglass RE LLC are subject to the taxing jurisdiction of the United States. TGI and Tecnoglass Holding are subject to the taxing jurisdiction of the Cayman Islands. Annual tax periods prior to December 2014 are no longer subject to examination by taxing authorities in Colombia.

The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position. There are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. The Company records interest and penalties, if any, as a component of income tax expense.

The Company accounts for income taxes under the asset and liability model (ASC 740 “Income Taxes”) and recognizes deferred tax assets and liabilities for the expected impact of differences between the financial statements and tax bases of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. A valuation allowance is established when management determines that it is more likely than not that all or a portion of deferred tax assets will not be realized.

The Company presents deferred tax assets and liabilities net as either an asset or liability, depending on the net deferred tax position and separating current deferred income taxes from non-current income taxes.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Earnings Per Share

Earnings per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, excluding the effects of any potentially dilutive securities. Income per share assuming dilution (diluted earnings per share) would give effect to dilutive options, warrants, earnout shares, and other potential ordinary shares outstanding during the period. Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company considered the dilutive effect of warrants to purchase ordinary shares, unit purchase options exercisable into ordinary shares, and shares issuable under the earnout agreement in the calculation of diluted income per share, which resulted in 3,510,199 and 3,685,379 shares of dilutive securities for the three and six-month period ended June 30, 2016, and 3,927,132 and 3,417,463 shares of dilutive securities for the three and six-month period ended June 30, 2015, which were excluded from the computation of diluted earnings per share as their inclusion would be antidilutive given the net loss in both periods of 2015.

The following table sets forth the computation of the basic and diluted earnings per share for the three and six-month periods ended June 30, 2016 and 2015:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Net Income (Loss)	$14,373	$(21,000)	$28,037	$(9,138)

Denominator
Denominator for basic earnings per ordinary share - weighted average shares outstanding	27,234,664	25,147,286	27,071,931	24,975,165
Effect of dilutive warrants and earnout shares	3,510,199	-	3,685,379	-
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	30,744,863	25,147,286	30,757,310	24,975,165

Basic earnings per ordinary share	$0.53	$(0.84)	$1.04	$(0.37)
Diluted earnings per ordinary share	$0.47	$(0.84)	$0.91	$(0.37)

Earnings per Share

The Company computes basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Income per share assuming dilution (diluted earnings per share) would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company considered the dilutive effect of warrants, earnout shares and options to purchase ordinary shares in the calculation of diluted income per share, which resulted in 3,890,059 shares of dilutive securities for the years ended December 31, 2014. Calculation of earnings per share or the year ended December 31, 2015, excludes the effect of 3,502,079 shares of dilutive securities given their inclusion would be antidilutive given the net loss for the period.

Product Warranties

Product Warranties

The Company offers product warranties in connection with the sale and installation of its products that are competitive in the markets in which the products are sold. Standard warranties depend upon the product and service, and are generally from five to ten years for architectural glass, curtain wall, laminated and tempered glass, window and door products. Warranties are not priced or sold separately and do not provide the customer with services or coverages in addition to the assurance that the product complies with original agreed-upon specifications. Claims are settled by replacement of the warrantied products. The Company evaluated historical information regarding claims for replacements under warranties and concluded that the costs that the Company has incurred in relation to these warranties have not been material.

Product Warranties

The Company offers product warranties in connection with the sale and installation of its products that are competitive in the markets in which the products are sold. Standard warranties depend upon the product and service, and are generally from five to ten years for architectural glass, curtain wall, laminated and tempered glass, window and door products. Warranties are not priced or sold separately and do not provide the customer with services or coverages in addition to the assurance that the product complies with original agreed-upon specifications. Claims are settled by replacement of the warrantied products.

The Company evaluated historical information regarding claims for replacements under warranties and concluded that the costs that the Company have incurred in relation to these warranties have not been material.

Non-Operating Income, Net

Non-Operating Income, net

The Company recognizes non-operating income from foreign currency transaction gains and losses, interest income on receivables, proceeds from sales of scrap materials and other activities not related to the Company’s operations. Foreign currency transaction gains and losses occur when monetary assets, liabilities, payments and receipts that are denominated in currencies other than the Company’s functional currency are recorded in the Colombian peso accounts of the Company in Colombia. The Company recorded a net loss of $2,266 due to foreign currency transactions during the six months ended June 30, 2016 compared with a net gain of $3,373 during the same period of 2015 as a result of fluctuations in the U.S. dollar to Colombian Peso exchange rate.

Shipping and Handling Costs

Shipping and Handling Costs

The Company classifies amounts billed to customers related to shipping and handling as product revenues. The Company records and presents shipping and handling costs in selling expenses. Shipping and handling costs for the six-month periods ended June 30, 2016 and 2015 were $6,927 and $5,105, respectively.

Shipping and Handling Costs

The Company classifies amounts billed to customers related to shipping and handling as product revenues. The Company records and presents shipping and handling costs in selling expenses.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers - Deferral of the Effective Date.” ASU 2015-14 defers the effective date of Update 2014-09 for all entities by one year. Early adoption is permitted. Below is the description of ASU 2014-09 which the Company is currently evaluating.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09). ASU 2014-09 provides guidance for revenue recognition and affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets and supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance. The core principle of ASU 2014-09 is the recognition of revenue when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for fiscal years beginning after December 15, 2017 and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). The Company is currently evaluating the method and impact the adoption of ASU 2014-09 will have on the Company’s condensed consolidated financial statements and disclosures.

In September 25, 2015, the FASB issued ASU 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments”, that eliminates the requirement to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. Early adoption is permitted. The Company early adopted ASU 2015-16.

On February 25, 2016, the FASB released ASU 2016-02, “Leases - ASC 842”, completing its project to overhaul lease accounting under ASC 840. The new guidance requires the recognition of most leases on its balance sheet. Also, a modified retrospective transition will be required, although there are significant elective transition reliefs available for both lessors and lessees. This standard is effective for public companies in fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of analyzing the new standard.

Recently Issued Accounting Pronouncements

In August 2015, the FASB issued ASU No. 2015-14, “Revenue from Contracts with Customers — Deferral of the Effective Date.” ASU 2015-14 defers the effective date of Update 2014-09 for all entities by one year. Early adoption is permitted. Below is the description of ASU 2014-09 which the Company is currently evaluating.

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (ASU 2014-09). ASU 2014-09 provides guidance for revenue recognition and affects any entity that either enters into contracts with customers to transfer goods or services or enters into contracts for the transfer of nonfinancial assets and supersedes the revenue recognition requirements in Topic 605, “Revenue Recognition,” and most industry-specific guidance. The core principle of ASU 2014-09 is the recognition of revenue when a company transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 2014-09 defines a five-step process to achieve this core principle and, in doing so, companies will need to use more judgment and make more estimates than under the current guidance. These may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for fiscal years beginning after December 15, 2017 and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standard in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting ASU 2014-09 recognized at the date of adoption (which includes additional footnote disclosures). The Company is currently evaluating the method and impact the adoption of ASU 2014-09 will have on the Company’s consolidated financial statements and disclosures.

In September 25, 2015, the FASB issued ASU 2015-16, “Simplifying the Accounting for Measurement-Period Adjustments”, that eliminates the requirement to restate prior period financial statements for measurement period adjustments. The new guidance requires that the cumulative impact of a measurement period adjustment (including the impact on prior periods) be recognized in the reporting period in which the adjustment is identified. Early adoption is permitted. The Company early adopted ASU 2015-16 and the impact on prior year is included in note 19.

On February 25, 2016, the FASB released ASU 2016-02, “Leases — ASC 842”, completing its project to overhaul lease accounting under ASC 840. The new guidance requires the recognition of most leases on its balance sheet. Also, a modified retrospective transition will be required, although there are significant elective transition reliefs available for both lessors and lessees. This standard is effective for public companies in fiscal years beginning after December 15, 2018. Early adoption is permitted. The Company is in the process of analyzing the new standard.

Principles of Consolidation

Principles of Consolidation

These financial statements consolidate TGI, its indirect wholly-owned subsidiaries TG and ES, and its direct subsidiaries Tecno LLC and Tecno RE, which are entities in which we have a controlling financial interest because we hold a majority voting interest. To determine if we hold a controlling financial interest in an entity, we first evaluate if we are required to apply the variable interest entity (“VIE”) model to the entity, otherwise the entity is evaluated under the voting interest model. All significant intercompany accounts and transactions are eliminated in consolidation, including unrealized intercompany profits and losses.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The consolidated financial statements are presented in U.S. Dollars, the reporting currency. Our foreign subsidiaries’ local currency is the Colombian Peso, which is also their functional currency as determined by the analysis markets, costs and expenses, assets, liabilities, financing and cash flow indicators. As such, our subsidiaries’ assets and liabilities are translated at the exchange rate in effect at the balance sheet date, with equity being translated at the historical rates. Revenues and expenses of our foreign subsidiaries are translated at the average exchange rates for the period. The resulting cumulative foreign currency translation adjustments from this process are included as a component of accumulated other comprehensive income (loss). Therefore, the U.S. Dollar value of these items in our financial statements fluctuates from period to period.

Also, exchange gains and losses arising from transactions denominated in a currency other than the functional currency are included in the consolidated statement of operations as foreign exchange gains and losses within non-operating income, net.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include investments with original maturities of three months or less. As of December 31, 2015, cash and cash equivalents were primarily comprised of deposits held in operating accounts in Colombia, Panama and United States. As of December 31, 2015 and 2014 the Company had no restricted cash.

Investments

Investments

The Company’s investments are comprised of marketable securities, short term deposits and income producing real estate.

Investments which are held for trading are recorded at fair value and fluctuations in value are recorded as a non-operating income or expense. In addition, we have investments in long-term marketable equity securities which are classified as available-for-sale securities and are recorded at fair value.

Short-term deposits and other financial instruments with maturities greater than 90 days and shares in other companies that do not meet the requirements for equity method treatment are recorded for at cost.

We also have investments in income-producing real estate. This real estate is recorded at cost and is depreciated using the straight-line method over its estimated useful life. The depreciation and rental income associated with this real estate are recognized in the consolidated statement of operations.

Trade Accounts Receivable

Trade Accounts Receivable

Trade accounts receivable are recorded net of allowances for cash discounts for prompt payment, doubtful accounts and sales returns. The Company’s policy is to reserve for uncollectible accounts based on its best estimate of the amount of probable credit losses in its existing accounts receivable. The Company periodically reviews its accounts receivable to determine whether an allowance for doubtful accounts is necessary based on an analysis of past due accounts and other factors that may indicate that the collectability of an account may be in doubt. Other factors that the Company considers include its existing contractual obligations, historical payment patterns of its customers and individual customer circumstances, and a review of the local economic environment and its potential impact on the collectability of accounts receivable. Account balances deemed to be uncollectible are written off after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2015 and 2014, the allowance for doubtful accounts was $32 and $110, respectively.

Concentration of Risks and Uncertainties

Concentration of Risks and Uncertainties

Financial instruments which potentially subject the Company to credit risk consist primarily of cash and trade accounts receivable. The Company mitigates its cash risk by maintaining its cash deposits with major financial institutions in Colombia and the Cayman Islands. At times the balances held at financial institutions in Colombia may exceed the Colombia government insured limits of the Ministerio de Hacienda y Crédito Público. The Company has not experienced such losses in such accounts. As discussed above, the Company mitigates its risk to trade accounts receivable by performing on-going credit evaluations of its customers.

Related Party Transactions

Related party transactions

The Company has related party transactions such as sales, purchases, leases, guarantees, and other payments. We periodically performed a related party analysis to identify transactions to disclose. Depending on the transactions, we aggregate some related party information by type. When necessary we also disclose the name of a related party, if doing so is required to understand the relationship.

Inventories

Inventories

Inventories of raw materials, which consist primarily of purchased and processed glass, aluminum, parts and supplies held for use in the ordinary course of business, are valued at the lower of cost or market. Cost is determined using a weighted-average method. Inventory consisting of certain job specific materials not yet installed (work in process) are valued using the specific identification method. Cost for finished product inventory are recorded and maintained at the lower of cost or market. Cost includes raw materials and direct and applicable indirect manufacturing overheads. Also, inventories related to contracts in progress are included within work in process and finished goods, and are stated at using the specific identification method and lower cost of market, respectively, and are expected to turn over in less than one year.

Reserves for excess or slow-moving raw materials inventories are updated based on historical experience of a variety of factors including sales volume and levels of inventories at the end of the period. The Company’s reserve for excess or slow-moving inventories at December 31, 2015 and 2014 amounted to $0 and $292, respectively. The Company does not maintain allowances for the lower of cost or market for inventories of finished products as its products are manufactured based on firm orders rather than built-to-stock.

Long Lived Assets

Long Lived Assets

The Company periodically reviews the carrying values of its long lived assets when events or changes in circumstances would indicate that it is more likely than not that their carrying values may exceed their realizable values, and record impairment charges when considered necessary.

When circumstances indicate that an impairment may have occurred, the Company tests such assets for recoverability by comparing the estimated undiscounted future cash flows expected to result from the use of such assets and their eventual disposition to their carrying amounts. If the undiscounted future cash flows are less than the carrying amount of the asset, an impairment loss, measured as the excess of the carrying value of the asset over its estimated fair value, is recognized. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Goodwill

Goodwill

We review goodwill for impairment each year on December 31 st or more frequently when events or significant changes in circumstances indicate that the carrying value may not be recoverable. Under ASC 350-20-35-4 through 35-8A, the goodwill impairment test requires a comparison of the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. The Company has only one reporting unit and as such the impairment analysis was done by comparing the Company’s market capitalization with its book value of equity. As of our December 31, 2015, the Company’s market capitalization exceeded its book value of equity and as such no impairment of goodwill was indicated. See Note 7 — Goodwill and Intangible Assets for additional information.

Intangible Assets

Intangible Assets

Intangible assets with definite lives subject to amortization are amortized on a straight-line basis. We also review these intangibles for impairment when events or significant changes in circumstance indicate that the carrying value may not be recoverable. Events or circumstances that indicate that impairment testing may be required include the loss of a significant customer, loss of key personnel or a significant adverse change in business climate or regulations. There were no events or circumstances noted and as such no impairment analysis was done for intangible assets subject to amortization. See Note 7 — Goodwill and Intangible Assets for additional information.

Common Stock Purchase Warrants

Common Stock Purchase Warrants

The Company classifies as equity any warrants contracts that (i) require physical settlement or net-share settlement or (ii) gives the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assesses classification of its common stock purchase warrants and other freestanding derivatives, if any, at each reporting date to determine whether a change in classification between assets and liabilities is required.

Financial Liabilities

Financial Liabilities

Financial liabilities correspond to the financing obtained by the Company through bank credit facilities and accounts payable to suppliers and creditors. Financial liabilities are initially recognized based on their fair value, which is usually equal to the transaction value less directly attributable costs. Subsequently, such financial liabilities are carried at their amortized cost according to the effective interest rate method determined at initial recognition, and recognized in the results of the period during the time of amortization of the financial obligation.

Unit Purchase Options

Unit Purchase Options

The Unit Purchase Options (“UPOs”) are derivative contracts in the entity’s own equity in accordance with guidance in ASC 815-40, paragraphs 15-5 through 15-8 and are not accounted for as assets or liabilities requiring fair value estimates for the derivative contract in each reporting period.

The Company accounted for issued UPOs, at issuance date in March 2012, at their fair market value calculated using a Black-Scholes option-pricing model, including the amount of $500,100 received in cash payments, as an expense of the Public Offering resulting with a charge directly to shareholders’ equity.

In November and December 2015, holders of UPOs exercised 803,468 unit options (one share and one warrant) and simultaneously exercised the underlying warrants on a cashless basis, resulting in the issuance of 592,656 ordinary shares. No cash was received in this simultaneous transaction. Because of the UPOs are accounted for in shareholders’ equity as instruments indexed to the Company’s own equity, and no cash or other consideration was received or liabilities were settled, there is no measurement or re-measurement of fair value for the purposes of reclassification out of retained earnings into additional paid in capital (see note 16).

Stock-Based Compensation

Stock-Based Compensation

We account for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation . ASC 718 requires compensation costs related to share-based transactions, including employee stock options, to be recognized based on fair value. The Company accounts for share-based awards exchanged for employee services at the estimated grant date fair value of the award. During December 31, 2015 and 2014, no share-based awards have been granted to employees.

Derivative Financial Instruments

Derivative Financial Instruments

The Company records all derivatives on the balance sheet at fair value, regardless of the purpose or intent for holding them. The Company has not designated its derivatives as hedging instruments; therefore, the Company does not designate them as fair value or cash flow hedging instruments. The accounting for changes in fair value of the derivatives is recorded within the Company’s consolidated statement of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

ASC 820, Fair Value Measurements , establishes a fair value hierarchy which requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. We primarily apply the market approach for financial assets and liabilities measured at fair value on a recurring basis. Fair value is the price we would receive to sell and asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

The standard describes three level of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets or liabilities

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

See Note 13 — Fair value measurements.

Sales Tax and Value Added Taxes

Sales Tax and Value Added Taxes

The Company accounts for sales taxes and value added taxes imposed on its goods and services on a net basis — value added taxes paid for goods and services purchased is netted against value added tax collected from customers and the net amount is paid to the government. The current value added tax rate in Colombia for all of the Company’s products is 16%. A municipal industry and commerce tax (ICA) sales tax of 0.7% is payable on all of the Company’s products sold in the Colombian market.

Other Income (expenses)

Other Income (expenses)

The Company recognizes other income and expenses from gain and losses on change in fair value of warrant liability, gains and losses from change in fair value of earnout share liability, interest expense, interest income, and foreign currency transaction gain and losses, and proceeds from sales of scrap materials and other activities not related to the Company’s operations.

Non-operating income (net) on our consolidated statement of operations amounted to $13,877 and $12,235, for the years ended December 31, 2015 and 2014, respectively. Included within these amounts there were net gains from foreign currency transactions amounting to $10,059 and $10,790, for the years ended December 31, 2015 and 2014, respectively.

Advertising Costs

Advertising Costs

Advertising costs are expensed as they are incurred and are included in general and administrative expenses. Advertising costs for the years ended December 31, 2015 and 2014 amounted to approximately $936 and $420, respectively.

Employee Benefits		Employee Benefits The Company provides benefits to its employees in accordance with Colombian labor laws. Employee benefits do not give rise to any long term liability.
Earnings per Share

Earnings per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, excluding the effects of any potentially dilutive securities. Income per share assuming dilution (diluted earnings per share) would give effect to dilutive options, warrants, earnout shares, and other potential ordinary shares outstanding during the period. Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of common shares outstanding. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. The Company considered the dilutive effect of warrants to purchase ordinary shares, unit purchase options exercisable into ordinary shares, and shares issuable under the earnout agreement in the calculation of diluted income per share, which resulted in 3,510,199 and 3,685,379 shares of dilutive securities for the three and six-month period ended June 30, 2016, and 3,927,132 and 3,417,463 shares of dilutive securities for the three and six-month period ended June 30, 2015, which were excluded from the computation of diluted earnings per share as their inclusion would be antidilutive given the net loss in both periods of 2015.

The following table sets forth the computation of the basic and diluted earnings per share for the three and six-month periods ended June 30, 2016 and 2015:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Net Income (Loss)	$14,373	$(21,000)	$28,037	$(9,138)

Denominator
Denominator for basic earnings per ordinary share - weighted average shares outstanding	27,234,664	25,147,286	27,071,931	24,975,165
Effect of dilutive warrants and earnout shares	3,510,199	-	3,685,379	-
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	30,744,863	25,147,286	30,757,310	24,975,165

Basic earnings per ordinary share	$0.53	$(0.84)	$1.04	$(0.37)
Diluted earnings per ordinary share	$0.47	$(0.84)	$0.91	$(0.37)

Earnings per Share

The Company computes basic earnings per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. Income per share assuming dilution (diluted earnings per share) would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company considered the dilutive effect of warrants, earnout shares and options to purchase ordinary shares in the calculation of diluted income per share, which resulted in 3,890,059 shares of dilutive securities for the years ended December 31, 2014. Calculation of earnings per share or the year ended December 31, 2015, excludes the effect of 3,502,079 shares of dilutive securities given their inclusion would be antidilutive given the net loss for the period.